Debt - Schedule of Future Principal Payments of Long Term Debt (Details) (10-K) - KRW (₩) ₩ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
2018	₩ 358,960	₩ 245,240
2019	233,160	332,260
2020	191,520	233,160
2021	44,400	108,240
2022		11,100
Total	₩ 828,040	₩ 930,000	₩ 850,000